BUSINESS COMBINATIONS AND ASSET ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
6.	BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

The Company’s business strategy is to attract high-quality partners to join our operations to provide expanded automotive related offerings to our members. Transactions in which the Company obtains control of a business are treated as business combinations. Acquisitions of an asset, or a group of assets, that does not meet the definition of a business are treated as an asset acquisition.

In connection with asset acquisitions, the Company records the estimated value of the net tangible assets purchased and the value of the identifiable intangible assets purchased, which typically consist of purchased customer relationships, the right to renew policies upon expiration of the current policy term (renewal rights) and noncompete agreements.

In connection with business combinations, the Company records the estimated value of the net tangible assets purchased and the value of the identifiable intangible assets purchased, which typically consist of purchased internally developed software, customer lists, trademarks and noncompete agreements. The valuation of purchased intangible assets involves significant estimates and assumptions. Until final valuations are complete, any change in assumptions could affect the carrying value of tangible assets, goodwill and identifiable intangible assets.

Net assets and results of operations are included in the Company’s condensed consolidated financial statements commencing at the respective purchase closing dates for business combinations and asset acquisitions.

2021 Business Combinations — On June 22, 2021, the Company purchased the Amelia Island Concours d’Elegance event. On July 22, 2021, the MHH Canadian subsidiary purchased the Paddock Motor Club in Toronto, Canada. On August 12, 2021, the Company purchased McCall Motorworks Revival. The pro forma effect of these acquisitions does not materially impact the Company’s reported results, either individually or in the aggregate for each period presented in the condensed consolidated statements of operations. As a result, no pro forma information has been presented. Additionally, from the date of acquisition through September 30, 2021, the revenue and net income of the businesses acquired did not materially impact the Company’s reported results.

2020 Asset Acquisition — The Company completed one acquisition that has been accounted for as an asset acquisition. On March 1, 2020, the Company purchased the renewal rights to the collector insurance policies effective on or after March 1, 2020 from a Canadian insurance brokerage. As part of the transaction, the seller entered into a non-compete agreement with the Company wherein they are prohibited from competing with the Company for a period of five years. Total purchase consideration for the acquisition was $9,671,892, with cash paid at closing of $2,480,634 and estimated current and long-term liabilities of $2,397,086 and $4,794,172, respectively.

The following table presents the allocation of the business combination and asset acquisition costs to the assets acquired based on their fair values:

	Nine Months Ended
	September 30, 2021	September 30, 2020
Cash	$8,449,763	$2,480,634
Fair value of non-cash consideration	3,767,305	7,191,259
Total consideration	$12,217,069	$9,671,892
Allocation of purchase price:
Property and equipment	$397,850	$—
Intangible assets	5,571,518	9,710,228
Goodwill	6,333,273	—
Total assets acquired	12,302,641	9,710,228
Liabilities assumed
Accrued expenses	—	38,336
Contract liabilities - current	85,572	—
Total liabilities assumed	85,572	38,336
Estimated fair value of net assets acquired	$12,217,069	$9,671,892

5.	BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

The Company’s business strategy is to attract high-quality partners to join our operations to provide expanded automotive related offerings to our members. Transactions in which the Company obtains control of a business are treated as business combinations. Acquisitions of an asset, or a group of assets, that does not meet the definition of a business are treated as an asset acquisition.

In connection with asset acquisitions, the Company records the estimated value of the net tangible assets purchased and the value of the identifiable intangible assets purchased, which typically consist of purchased customer relationships, the right to renew policies upon expiration of the current policy term (renewal rights) and noncompete agreements.

In connection with business combinations, the Company records the estimated value of the net tangible assets purchased and the value of the identifiable intangible assets purchased, which typically consist of purchased internally developed software, customer lists, trademarks and noncompete agreements. The valuation of purchased intangible assets involves significant estimates and assumptions. Until final valuations are complete, any change in assumptions could affect the carrying value of tangible assets, goodwill and identifiable intangible assets.

Net assets and results of operations are included in the Company’s consolidated financial statements commencing at the respective purchase closing dates for business combinations and asset acquisitions.

2020 Asset Acquisition — The Company completed one acquisition in 2020 that has been accounted for as an asset acquisition. On March 1, 2020, the Company purchased the renewal rights to the collector insurance policies effective on or after March 1, 2020 from a Canadian insurance brokerage. As part of the transaction, the seller entered into a non-compete agreement with the Company wherein they are prohibited from competing with the Company for a period of five years. Total purchase consideration for the acquisition was $9,671,892, with cash paid at closing of $2,480,634 and estimated current and long-term liabilities of $2,397,086 and $4,794,172, respectively.

2020 Business Combination — The Company completed one acquisition in 2020 that has been accounted for as a business combination. Aggregate purchase consideration for the business combination made during 2020 was $2,463,422, which consisted of cash paid at closing of $463,422 and current and long-term debt related to future purchase installments of $1,000,000 and $1,000,000, respectively (Note 12).

2019 Asset Acquisitions — The Company completed three acquisitions in 2019 that have been accounted for as asset acquisitions. Aggregate purchase consideration for these asset acquisitions was approximately $8,200,000, which consisted of cash paid of $4,300,000 and estimated current liability of $3,900,000.

2019 Business Combinations — The Company completed two acquisitions in 2019 that have been accounted for as business combinations.

On April 1, 2019, the Company purchased a motorsports registration digital platform.

On August 30, 2019, the Company entered into a business combination agreement to purchase all of the assets of 1) the antique and collector automobile and motorcycle exhibition business knows as the Greenwich Concours d’Elegance and 2) an unincorporated association known as the Madison Avenue Sports Car Driving & Chowder Society (Chowder Club).

Aggregate purchase consideration for these business combinations consisted of cash paid at closing of $6,975,000 and a liability $25,000 to be paid upon trademark transfer completion. The estimated fair value of obligations related to these business combinations was $3,698,000 and will be accrued as wage expense as earned subject to continued employment. The fair value of obligations is based upon the present value of the expected future payments to be made to the sellers of the acquired businesses in accordance with the provisions outlined in the respective purchase agreements. In determining fair value, the acquired business’s future performance is estimated using financial projections developed by management for the acquired business and reflects market participant assumptions regarding revenue growth and/or profitability.

2018 Asset Acquisitions and Business Combinations — In 2018, there were no asset acquisitions or business combinations.

The following table presents the allocation of the business combination and asset acquisition cost to the assets acquired based on their fair values:

	2020	2019
Cash	$2,944,056	$11,275,000
Fair value of non-cash consideration	9,191,259	3,925,000
Total consideration	$12,135,315	$15,200,000
Allocation of purchase price:
Cash and cash equivalents	$—	$29,519
Other current assets	61,923	4,597
Intangible assets	11,266,228	11,815,000
Goodwill	944,000	3,365,769
Total assets acquired	$12,272,151	$15,214,885
Liabilities assumed
Accrued compensation – current	$38,336	$—
Contract liabilities – current	98,500	14,885
Total liabilities assumed	$136,836	$14,885
Estimated fair value of net assets acquired	$12,135,315	$15,200,000